Exempt Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-in-interest Transactions	Exempt Party-in-interest Transactions
As described in Note 1, participants are also permitted to borrow from their respective participant accounts via an execution of a note subject to Plan provisions. The Plan held notes receivable from participants of $15,953 thousand and $14,907 thousand at December 31, 2025 and 2024, respectively. Interest from notes receivable from participants was $1,258 thousand in 2025.
At December 31, 2025 and 2024, the Kemper ESOP Fund held 110,531 shares and 117,013 shares of Kemper common stock, respectively, at aggregate fair values of $4,481 thousand and $7,775 thousand, respectively. In addition to its investment in Kemper common stock, the Kemper ESOP Fund had investments of $143 thousand and $283 thousand in a short-term investment fund at December 31, 2025 and 2024, respectively. These funds are used to provide liquidity for the Kemper ESOP Fund and are not investment options for participants. Effective November 12, 2015, except for the reinvestment of dividends on Kemper common stock, the Kemper ESOP Fund no longer accepts new contributions or investments. Existing account balances may remain in the Kemper ESOP Fund.